                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Peter B. Cannell & Co., Inc.
Address: 645 Madison Avenue, 8th Floor
         New York, NY 10022

Form 13F File Number: 28-01221

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kathleen Duffy
Title: Chief Compliance Officer
Phone: 212-752-5255

Signature, Place, and Date of Signing:


/s/ Kathleen Duffy                          New York, NY            07/22/09
------------------------------------   ---------------------   -----------------
             [Signature]                   [City, State]             [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 3
Form 13F Information Table Entry Total:           75
Form 13F Information Table Value Total:       932552
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number                 Name
---   --------------------   --------------------------------
 1    28 - 10208             Richmond Enterprises, Inc.
 2    28 - 10207             New York Community Bank
 3    28 - 10200             New York Community Bancorp, Inc.

Peter B. Cannell & Co., Inc.
FORM 13F
June 30, 2009

                                                                                             Voting Authority
                                                                                             ----------------
                                                             Value  Shares/ Sh/ Put/ Invstmt  Other
Name of Issuer                 Title of class     CUSIP    (x$1000) Prn Amt Prn Call Dscretn Managers   Sole  Shared None
--------------                 -------------- ------------ -------- ------- --- ---- ------- -------- ------- ------ ----
ABBOTT LABORATORIES            COM            002824100         970   20618 SH       Defined 1,2,3      20618
AFLAC INC                      COM            001055102        2963   95318 SH       Defined 1,2,3      95318
AGILENT TECHNOLOGIES INC       COM            00846U101        2213  108967 SH       Defined 1,2,3     108967
ALCON INC                      COM            H01301102       41655  358720 SH       Defined 1,2,3     358720
ALEXANDER & BALDWIN INC        COM            014482103        5957  254130 SH       Defined 1,2,3     254130
ALLERGAN INC                   COM            018490102       34917  733860 SH       Defined 1,2,3     733860
AMGEN INC                      COM            031162100         514    9700 SH       Defined 1,2,3       9700
ANADARKO PETROLEUM CORP        COM            032511107         576   12700 SH       Defined 1,2,3      12700
ANALOG DEVICES INC             COM            032654105        5253  212000 SH       Defined 1,2,3     212000
APPLE INC                      COM            037833100       38909  273182 SH       Defined 1,2,3     273182
AVNET INC                      COM            053807103       30599 1455015 SH       Defined 1,2,3    1455015
BAXTER INTERNATIONAL INC       COM            071813109        1791   33821 SH       Defined 1,2,3      33821
BOARDWALK PIPELINE PTNRS, LP   UT LTD PARTNER 096627104       25526 1130485 SH       Defined 1,2,3    1130485
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH 112585104       41207 2413979 SH       Defined 1,2,3    2413979
BROOKFIELD INFRASTRUCTURE PTNR LP INT PARTNER G16252101        7833  635285 SH       Defined 1,2,3     635285
CATERPILLAR INC                COM            149123101        1765   53417 SH       Defined 1,2,3      53417
CELGENE CORP                   COM            151020104       40358  843605 SH       Defined 1,2,3     843605
CERNER CORP                    COM            156782104        1652   26525 SH       Defined 1,2,3      26525
CHEVRON CORP                   COM            166764100         734   11072 SH       Defined 1,2,3      11072
CISCO SYSTEMS INC              COM            17275R102        3741  200700 SH       Defined 1,2,3     200700
COLGATE-PALMOLIVE CO           COM            194162103         730   10315 SH       Defined 1,2,3      10315
COMMSCOPE INC                  COM            203372107        9509  362100 SH       Defined 1,2,3     362100
CONTINENTAL RESOURCES INC      COM            212015101       21317  768170 SH       Defined 1,2,3     768170
CROWN HOLDINGS INC             COM            228368106       34323 1421850 SH       Defined 1,2,3    1421850
DEERE & CO                     COM            244199105        1882   47100 SH       Defined 1,2,3      47100
DISH NETWORK CORP              CL A           25470M109         509   31400 SH       Defined 1,2,3      31400
DISNEY WALT CO.                COM            254687106        1885   80796 SH       Defined 1,2,3      80796
DOMINION RESOURCES INC.        COM            25746u109         709   21222 SH       Defined 1,2,3      21222
DOVER CORPORATION              COM            260003108        2793   84400 SH       Defined 1,2,3      84400
DRESS BARN INC                 COM            261570105        9291  649700 SH       Defined 1,2,3     649700
DUKE ENERGY CORP               COM            26441C105         651   44600 SH       Defined 1,2,3      44600
EMC CORP                       COM            268648102        2531  193183 SH       Defined 1,2,3     193183
ENBRIDGE ENERGY PARTNERS LP    COM            29250R106         355    9200 SH       Defined 1,2,3       9200
ENERGY TRANSFER PARTNERS LP    UNIT LTD PARTN 29273R109        6789  167675 SH       Defined 1,2,3     167675
EQT CORPORATION                COM            26884L109       39369 1127740 SH       Defined 1,2,3    1127740
EXXON MOBIL CORP               COM            30231G102        1807   25854 SH       Defined 1,2,3      25854
GENERAL CABLE CORP             COM            369300108       19975  531540 SH       Defined 1,2,3     531540
GENESIS ENERGY LP              UNIT LTD PARTN 371927104       13258 1042325 SH       Defined 1,2,3    1042325
GRANITE CONSTRUCTION INC       COM            387328107        7058  212075 SH       Defined 1,2,3     212075
HAWAIIAN ELECTRIC INDS INC     COM            419870100        7051  369950 SH       Defined 1,2,3     369950
HORMEL FOODS CORP              COM            440452100       34300  993040 SH       Defined 1,2,3     993040
HUDSON CITY BANCORP INC        COM            443683107        9145  688122 SH       Defined 1,2,3     688122
INTERNATIONAL BUSINESS MACHINE COM            459200101       39674  379950 SH       Defined 1,2,3     379950
JOHNSON & JOHNSON CO           COM            478160104        2714   47786 SH       Defined 1,2,3      47786
MCCORMICK & CO INC             COM NON VTG    579780206       11211  344650 SH       Defined 1,2,3     344650
MEDCO HEALTH SOLUTIONS INC     COM            58405U102       18097  396777 SH       Defined 1,2,3     396777
MERCK & CO INC                 COM            589331107        1018   36400 SH       Defined 1,2,3      36400
METABOLIX INC                  COM            591018809         348   42300 SH       Defined 1,2,3      42300
MFA FINANCIAL, INC             COM            55272X102       17935 2591705 SH       Defined 1,2,3    2591705
MICROSOFT CORP.                COM            594918104        3812  160386 SH       Defined 1,2,3     160386
NORTHROP GRUMMAN CORP          COM            666807102        1092   23911 SH       Defined 1,2,3      23911
PENN VIRGINIA RESOURCE PARTNER COM            707884102        1923  141710 SH       Defined 1,2,3     141710
PEPSICO INC                    COM            713448108         477    8676 SH       Defined 1,2,3       8676
PETSMART INC                   COM            716768106        3208  149483 SH       Defined 1,2,3     149483
POTASH CORP OF SASKATCHEWAN IN COM            73755L107       42868  460695 SH       Defined 1,2,3     460695
POTLATCH CORP                  COM            737630103       28018 1153490 SH       Defined 1,2,3    1153490
PROCTER & GAMBLE CO            COM            742718109         576   11276 SH       Defined 1,2,3      11276
RAYONIER INC                   COM            754907103        2426   66750 SH       Defined 1,2,3      66750
REPUBLIC SERVICES INC          COM            760759100       43168 1768450 SH       Defined 1,2,3    1768450
ROMA FINANCIAL CORP            COM            77581P109       15057 1181833 SH       Defined 1,2,3    1181833
SOUTHWESTERN ENERGY CO         COM            845467109       28568  735330 SH       Defined 1,2,3     735330
SPDR GOLD TRUST                GOLD SHS       78463V107         481    5275 SH       Defined 1,2,3       5275
SPECTRA ENERGY CORP            COM            847560109        2956  174733 SH       Defined 1,2,3     174733

STANLEY WORKS                  COM            854616109        3486  103012 SH       Defined 1,2,3     103012
TELEFLEX INC                   COM            879369106        8477  189100 SH       Defined 1,2,3     189100
TERADATA CORP                  COM            88076W103       24936 1064285 SH       Defined 1,2,3    1064285
TEVA PHARMACEUTICAL INDS LTD A ADR            881624209        2716   55047 SH       Defined 1,2,3      55047
THERMO FISHER SCIENTIFIC INC   COM            883556102        3972   97417 SH       Defined 1,2,3      97417
U.S. STEEL CORP                COM            912909108         617   17250 SH       Defined 1,2,3      17250
UNILEVER N V                   NY SHS NEW     904784709        1468   60731 SH       Defined 1,2,3      60731
URBAN OUTFITTERS INC           COM            917047102       30069 1440785 SH       Defined 1,2,3    1440785
VARIAN MEDICAL SYSTEMS INC     COM            92220P105        1045   29740 SH       Defined 1,2,3      29740
VERTEX PHARMACEUTICALS INC     COM            92532F100       35289  990145 SH       Defined 1,2,3     990145
VISA INC                       CL A           92826C839       38396  616710 SH       Defined 1,2,3     616710
WAL MART STORES INC            COM            931142103        2084   43017 SH       Defined 1,2,3      43017
REPORT SUMMARY                             75 DATA RECORDS   932552          3  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED